Impairments - Schedule of impairment (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Established credit losses	kr (100)	kr (404)
Reserves applied to cover established credit losses	94	393
Recovered credit losses	1	4	kr 4
Net credit losses	(429)	(93)	(585)
Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Established credit losses		(113)
Reserves applied to cover established credit losses		113
Net credit losses	(1)	164	(256)
Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	0	2	1
Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Established credit losses	(100)	(288)
Reserves applied to cover established credit losses	94	280
Recovered credit losses	1	4	4
Net credit losses	(429)	(295)	(304)
Off-balance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Established credit losses	0	(3)
Net credit losses	1	36	(26)
Expected credit losses, stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(19)	116	(36)
Expected credit losses, stage 1 | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	0	17	1
Expected credit losses, stage 1 | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	0	2	1
Expected credit losses, stage 1 | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(19)	83	(34)
Expected credit losses, stage 1 | Off-balance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	1	14	(4)
Lifetime expected credit losses | Expected credit losses, stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(293)	(24)	(40)
Lifetime expected credit losses | Expected credit losses, stage 2 | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(1)	0	3
Lifetime expected credit losses | Expected credit losses, stage 2 | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses			0
Lifetime expected credit losses | Expected credit losses, stage 2 | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(292)	(45)	(22)
Lifetime expected credit losses | Expected credit losses, stage 2 | Off-balance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	0	21	(21)
Lifetime expected credit losses | Expected credit losses, stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(112)	(178)	(513)
Lifetime expected credit losses | Expected credit losses, stage 3 | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses		147	(260)
Lifetime expected credit losses | Expected credit losses, stage 3 | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	(112)	(329)	(252)
Lifetime expected credit losses | Expected credit losses, stage 3 | Off-balance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Net credit losses	kr 0	kr 4	kr (1)